Components Of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015
Debt Instrument [Line Items]
Senior notes			$ 210,000,000					$ 150,600,000
Senior secured notes				210,000,000	186,200,000	186,200,000	150,600,000		25,500,000	25,500,000
Other	300,000	(2,600,000)
Total	210,300,000	359,700,000
Less - current maturities	300,000	900,000
Total long-term debt	$ 210,000,000	$ 358,800,000